SIGNIFICANT TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
SIGNIFICANT TRANSACTIONS

3. SIGNIFICANT TRANSACTIONS

Captive Merger

On October 1, 2020, as part of a corporate initiative to consolidate and simplify PLC’s reserve financing structures and reduce related financial and operational costs, Golden Gate II Captive Insurance Company ("Golden Gate II"), Golden Gate III Vermont Captive Insurance Company ("Golden Gate III"), Golden Gate IV Vermont Captive Insurance Company ("Golden Gate IV"), and Golden Gate V Vermont Captive Insurance Company ("Golden Gate V"), all of which are wholly owned captive insurance company subsidiaries of the Company (collectively the "Captives") merged with and into (the "Captive Merger") Golden Gate Captive Insurance Company ("Golden Gate"), a Vermont special purpose financial insurance company and a wholly owned subsidiary of the Company.

In conjunction with the Captive Merger, Golden Gate and Steel City, LLC ("Steel City"), a wholly owned subsidiary of PLC, terminated the financing facility into which Golden Gate and Steel City had entered in 2016. This termination included redeeming the fixed maturity securities issued by Steel City to Golden Gate and the non-recourse funding obligation issued by Golden Gate to Steel City. This non cash transaction resulted in a reduction to the carrying value of fixed maturities, at amortized cost on the balance sheet as well as a reduction to the carrying value of non-recourse funding obligations on the balance sheet of $1,858 million. These redemptions did not have an impact on income before taxes. Refer to Note 4, Investment Operations and Note 14, Debt and Other Obligations, for additional detail around the impacted balances.

In conjunction with the Captive Merger, Golden Gate II redeemed the full outstanding principal amount of floating rate non-recourse funding obligations due July 15, 2052. These non-recourse funding obligations were previously marked to fair value in conjunction with the Merger. The redemption required the acceleration of the accretion of the discount associated with the non-recourse funding obligation. The impact of this non-cash acceleration was a $54 million reduction to income before taxes for the year ended December 31, 2020. Additionally, this redemption required a $330 million cash payment, of which $21 million was held by external parties and $309 million was held by nonconsolidated affiliates, to third parties in order to settle the outstanding principal associated with the non-recourse funding obligation. Refer to Note 14, Debt and Other Obligations, for additional detail around the impacted balances.

3. SIGNIFICANT TRANSACTIONS – (Continued)

Also in conjunction with the Captive Merger, Golden Gate V and Red Mountain, LLC ("Red Mountain"), a wholly owned subsidiary of the Company, terminated the financing facility into which Golden Gate V and Red Mountain had entered into in 2012. This termination included redeeming the $822 million of fixed maturity securities issued by Red Mountain to Golden Gate V and the $806 million of non-recourse funding obligation issued by Golden Gate V to Red Mountain. As a result of these redemptions, the amortization of premiums recorded against the fixed maturities and non-recourse funding obligations which were previously marked to fair value in conjunction with the Merger was accelerated. The net impact of this non-cash acceleration of amortization was a $16 million reduction to income before taxes for the year ended December 31, 2020. This net impact was comprised of a reduction to net investment income of $72 million and a reduction to other operating expenses of $56 million. Refer to Note 4, Investment Operations and Note 14, Debt and Other Obligations, for additional detail around the impacted balances.

Also in conjunction with the Captive Merger, the interest support and YRT premium support agreements that were entered into with PLC by certain of the Company’s affiliates were terminated. As discussed in Note 5, Fair Value of Financial Instruments, these agreements met the definition of a derivative financial instrument and were accounted for at fair value in the consolidated financial statements. PLC settled its obligation under these agreements during the fourth quarter of 2020 and made a payment of $135 million to Golden Gate.

On October 1, 2020, immediately following the Captive Merger, Golden Gate entered into a transaction with a term of 20 years, that may be extended to up to 25 years, to finance up to a maximum term of $5 billion of "XXX" and "AXXX" reserves related to the term life insurance business and universal life insurance with secondary guarantee business that is reinsured to Golden Gate by the Company and West Coast Life Insurance Company ("WCL"), an indirect wholly owned subsidiary, pursuant to an Excess of Loss Reinsurance Agreement (the "XOL Agreement") with Hannover Life Reassurance Company of America (Bermuda) Ltd., The Canada Life Assurance Company (Barbados Branch) and RGA Reinsurance Company (Barbados) Ltd. (collectively, the "Retrocessionaires"). Pursuant to the XOL Agreement, in exchange for periodic fees, the Retrocessionaires assume, on an excess of loss basis, the obligation to pay (the "XOL Payments") each quarter the lessor of a) the greater of (i) statutory reserves in excess of economic reserves and (ii) the financed amount and b) if total claims for such quarter exceed the available assets (as set forth in the XOL Agreement) of Golden Gate, the amount of such excess. The transaction is "non-recourse" to PLC, WCL, and the Company, meaning that none of these companies are liable to reimburse the Retrocessionaires for any XOL payments required to be made. As of December 31, 2020, the XOL Asset backing the difference in statutory and economic reserve liabilities was $4.58 billion.

Great-West Life & Annuity Insurance Company

On January 23, 2019, the Company entered into a Master Transaction Agreement (the "GWL&A Master Transaction Agreement") with Great-West Life & Annuity Insurance Company ("GWL&A"), Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"), The Canada Life Assurance Company ("CLAC") and The Great-West Life Assurance Company ("GWL" and, together with GWL&A, GWL&A of NY and CLAC, the "Sellers"), pursuant to which the Company will acquire via reinsurance (the "Transaction") substantially all of the Sellers’ individual life insurance and annuity business (the "GW Individual Life Business").

3. SIGNIFICANT TRANSACTIONS – (Continued)

On June 3, 2019, the Company and PLAIC completed the Transaction (the "GWL&A Closing"). Pursuant to the GWL&A Master Transaction Agreement, the Company and PLAIC entered into reinsurance agreements (the "GWL&A Reinsurance Agreements") and related ancillary documents at the GWL&A Closing. On the terms and subject to the conditions of the GWL&A Reinsurance Agreements, the Sellers ceded to the Company and PLAIC, effective as of the date of the GWL&A Closing, substantially all of the insurance policies related to the Individual Life Business on a 100% indemnity basis net of reinsurance recoveries. The aggregate ceding commission for the reinsurance of the Individual Life Business paid at the GWL&A Closing was $766 million. All policies issued in states other than New York were ceded to the Company under reinsurance agreements between the applicable Seller and the Company, and all policies issued in New York were ceded to PLAIC under a reinsurance agreement between GWL&A of NY and PLAIC. On October 30, 2020, the Company reached a final settlement on all of the remaining pending items from the closing balance sheet. As the one year purchase price measurement period had concluded, the Company recognized $94 million in other income during the quarter ended December 31, 2020 related to the final settlement. Of the $94 million, $24 million was a cash settlement and $70 million resulted from reserve adjustments. To support its obligations under the GWL&A Reinsurance Agreements, the Company established trust accounts for the benefit of GWL&A, CLAC and GWL, and PLAIC established a trust account for the benefit of GWL&A of NY. The Sellers retained a block of participating policies, which are administered by the Company.

The GWL&A Master Transaction Agreement and other transaction documents contain certain customary representations and warranties made by each of the parties, and certain customary covenants regarding the Sellers and the Individual Life Business, and provide for indemnification, among other things, for breaches of those representations, warranties, and covenants. The terms of the GWL&A Reinsurance Agreements resulted in an acquisition of the Individual Life Business by PLC in accordance with ASC Topic 805, Business Combinations.

3. SIGNIFICANT TRANSACTIONS – (Continued)

The following table details the final allocation of assets acquired and liabilities assumed from the Individual Life Business reinsurance transaction as of the date of the GWL&A Closing.

Fair Value
As of
June 1, 2019
(Dollars In Millions)
Assets
Fixed maturities	$8,698
Commercial mortgage loans	1,386
Policy loans	44
Other long-term investments	1,522
Total investments	11,650
Cash	35
Accrued investment income	101
Reinsurance receivables	—
Accounts and premiums receivable	2
Value of business acquired	535
Other intangibles	21
Other assets	6
Assets related to separate accounts	9,583
Total assets	$21,933
Liabilities
Future policy benefits and claims	$11,022
Annuity account balances	220
Other policyholders' funds	220
Other liabilities	75
Liabilities related to separate accounts	9,583
Total liabilities	21,120
Net assets acquired	$813

Assets related to separate accounts and liabilities related to separate accounts represent amounts receivable and payable for variable annuity and variable universal life products reinsured on a modified co-insurance basis.

The following unaudited pro forma condensed consolidated results of operations assumes that the aforementioned transactions of the Individual Life Business were completed as of January 1, 2018. The unaudited pro forma condensed results of operations are presented solely for informational purposes and are not necessarily indicative of the consolidated condensed results of operations that might have been achieved had the transaction been completed as of the date indicated:

	Unaudited
	For The Year Ended
	December 31,
	(Recast)
	2019	2018

	(Dollars In Millions)
Revenue	$6,165	$5,592
Net income	$444	$253